Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jan. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost	$ 117,126	$ 122,993
Gross unrealized gains	1,342	1,661
Gross unrealized losses	901	922
Fair value	117,567	123,732
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	22,078	22,815
Gross unrealized gains	218	359
Gross unrealized losses	87	64
Fair value	22,209	23,110
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	21,037	20,490
Gross unrealized gains	281	430
Gross unrealized losses	78	77
Fair value	21,240	20,843
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	45,372	49,111
Gross unrealized gains	418	483
Gross unrealized losses	485	558
Fair value	45,305	49,036
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	25,766	27,570
Gross unrealized gains	397	358
Gross unrealized losses	231	202
Fair value	25,932	27,726
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,873	3,007
Gross unrealized gains	28	31
Gross unrealized losses	20	21
Fair value	$ 2,881	$ 3,017